Assets held for sale and discontinued operations	9 Months Ended
Sep. 30, 2022
Assets held for sale and discontinued operations
Assets held for sale and discontinued operations

14. Assets held for sale and discontinued operations

The following table outlines the carrying amounts of major classes of assets and liabilities included in disposal groups:

	Discontinued operations (a)	September 30, 2022 Other assets held for sale (b)	Total	December 31, 2021 Discontinued operations (a)

Current assets of disposal groups classified as held for sale

Inventory	$2,889,897	$-	$2,889,897	$5,042,670
Right-of-use assets - operating	546,731	1,406,339	1,953,070	-
Property and equipment	442,871	-	442,871	-
Intangible assets	8,520,446	7,410,410	15,930,856	-
Total carrying value of current assets	12,399,945	8,816,749	21,216,694	5,042,670
Loss recognized on classification as held for sale	(11,082,725)	(6,815,904)	(17,898,629)	-
Total current assets	$1,317,220	$2,000,845	$3,318,065	$5,042,670

Non-current assets of disposal groups classified as held for sale

Right-of-use asset	$-	$-	$-	$701,439
Property and equipment	-	-	-	887,795
Intangible assets	-	-	-	9,555,020
Total non-current assets	$-	$-	$-	$11,144,254

Total assets of disposal groups	$1,317,220	$2,000,845	$3,318,065	$16,186,924

Current liabilities of disposal groups classified as held for sale

Operating lease liability – current portion	$719,620	$1,429,600	$2,149,220	$264,044
Total current liabilities	$719,620	$1,429,600	$2,149,220	$264,044

Non-current liabilities of disposal groups classified as held for sale

Operating lease liability	$-	$-	$-	$644,219
Total non-current liabilities	$-	$-	$-	$644,219

Total liabilities of disposal groups	$719,620	$1,429,600	$2,149,220	$908,263

(a) Discontinued operations

As at September 30 2022, the Company determined that its wholly owned subsidiary, SISU Extractions LLC (“SISU”), met the criteria as held for sale. The disposition of the operations represented a major strategic shift in the business and met the criteria of discontinued operations. The Company has classified the assets and liabilities of SISU as held for sale as of September 30, 2022. The Company has also re-presented the December 31, 2021 interim condensed consolidated balance sheet and three and nine months ended September 30, 2021 interim condensed consolidated statement of operations. SISU was subsequently sold on October 31, 2022. Refer to Note 32.

Summarized results of the discontinued operations were as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Sales, net of discounts	$3,047,008	$20,770,924	$19,542,615	$78,400,283
Cost of sales	4,001,322	19,683,583	18,502,556	72,099,002
Gross profit	(954,314)	1,087,341	1,040,059	6,301,281

Impairment loss	-	(84,698,926)	-	(84,698,926)
Operating expenses	(1,628,692)	(657,218)	(5,164,885)	(8,818,925)
Loss from operations	(2,583,006)	(84,268,803)	(4,124,826)	(87,216,570)

Other income (expense)	63,407	(398,858)	51,277	(334,583)
Income tax recovery (expense)	192,185	1,089,537	(229,181)	1,476,693

Loss from discontinued operations, net of income tax	$(2,327,414)	$(83,578,124)	$(4,302,730)	$(86,074,460)

Loss from classification to discontinued operations, net of income tax	$(11,082,725)	$-	$(11,082,725)	$-

(b) Other assets held for sale

During the nine months ended September 30, 2022, the Company became committed to a plan to sell three licenses and transfer the related right of use asset and lease liability. Prior to reclassification to assets held for sale, the assets were tested for impairment. As a result, the cost bases of the asset groups were written down to $571,245 resulting in an impairment loss of $6,815,904 on intangible assets included in net loss from continuing operations.